ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2013	2012

Employees and payroll accruals	$9,652	$6,854
Accrued expenses	6,043	4,655
Advances from customers	1,405	492
Taxes payable	2,435	2,053
Warranty provision	920	624
Derivatives	64	-
Other	371	636

	$20,890	$15,314